Document And Entity Information	9 Months Ended
	Sep. 30, 2012	Nov. 09, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	Nova Lifestyle, Inc.
Document Type	Other
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		18,536,567
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 2 to Registration Statement on Form S-1 (File No. 333-177353), which was declared effective by the Securities and Exchange Commission on October 28, 2012, is being filed to update disclosure to include updated consolidated financial statements for the period ended September 30, 2012 and other information contained in the prospectus. No additional securities are being registered under this post-effective amendment. All applicable registration fees were paid at the time of the original filing of the registration statement.
Entity Central Index Key	0001473334
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Sep. 30, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q3